Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt
Schedule of Long-Term Debt

(¥ in millions)
At March 31:	Due in years ending March 31:	2011	2010
Unsecured bonds:
Yen notes (fixed rate 1.20%)	2011	—	¥10,000
Yen notes (floating rate 0.70%)	2012	¥4,000	4,000
Yen notes (floating rate 0.75%)	2013	4,000	4,000
Yen notes (floating rate 0.75%)	2013	2,000	2,000
Yen notes (floating rate 0.47%)	2013	5,000	5,000
U.S.$ notes (floating rate 0.72%)	2013	4,050	4,600
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
Loans, principally from banks and insurance companies, maturing on various dates through 2019:
Collateralized		17,322	24,216
Unsecured		207,826	224,963
Capital lease obligations		3,118	5,986

Total		277,316	314,765
Less: current portion		(85,556)	(71,432)

		¥191,760	¥243,333

Schedule of Annual Maturities of Long-Term Debt

(¥ in millions)
Years ending March 31:
2012	¥85,556
2013	97,610
2014	51,441
2015	25,170
2016	8,199
2017 and thereafter	9,340

Total	¥277,316

Schedule of Assets Pledged as Collateral

(¥ in millions)
At March 31:	2011	2010
Trade accounts	1,403	17,806
Short-term finance receivables	8,575	18,445
Other current assets *1	162	573
Long-term finance receivables	10,871	12,447
Property, plant, and equipment	6,100	6,233

Total	¥27,111	¥55,504

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

Schedule of Assets Pledged Against Liabilities

(¥ in millions)
At March 31:	2011	2010
Short-term borrowings	¥4,710	¥20,751
Current portion of long-term debt	7,345	14,137
Long-term debt	9,977	10,079

Total	¥22,032	¥44,967